MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 5 – MARKETABLE SECURITIES

Marketable securities at June 30, 2012 consisted of the following:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Publicly traded equity securities – available for sale	—	—	—	340,600	—

Total	$—	$—	$—	$340,600	$—

Trading securities are carried at fair value, with changes in unrealized holding gains and losses included in income and classified within interest and other income, net, in the accompanying condensed consolidated statements of operations. Unrealized gains or losses on marketable securities available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale will be reflected in the Company’s net loss for the period in which the security are liquidated.

In April 2012, the Company sold its marketable securities – trading that costs $100,000 and generated proceeds of $119,702. The increase in fair value of $19,702 has been recorded as realized gain in the statement of operations as of June 30, 2012.

NOTE 5 – MARKETABLE SECURITIES (continued)

In January 2012, the Company received 10 million restricted shares of Amicor’s common stock pursuant to the Option with Amicor (see Note 4). At the time of issuance, the Company recorded the cost of investment in accordance with ASC 845-10 “Nonmonetary Transactions” and was valued at zero. Between February 2012 and April 2012, the Company sold 760,000 shares of Amicor’s common stock under a private transaction and generated net proceeds of $340,600 and has recorded a realized gain – available for sale securities of $340,600 during the six months ended June 30, 2012. Additionally, in July 2012, the Company sold an aggregate of 1,500,000 shares of the Amicor’s common stock under a private transaction and generated net proceeds of $225,000 or $0.15 per share.

The issuance of 10 million shares of Amicor’s common stock to the Company accounted for approximately 26.6% of the total issued and outstanding stocks of Amicor as of January 26, 2012. As of June 30, 2012 the Company holds 27.6% of interest in Amicor. Although the Company holds more than 20% ownership interest in Amicor, the Company believes that such investment is temporary as the Company’s primary intent is to sell the shares of Amicor as evidence by the Company’s sale of Amicor’s shares between February 2012 to July 2012. The Company accounted for such investment in Amicor as marketable securities available for sale.